Summary of Significant Accounting Policies - Summarizes Revenue By Type of Service (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 166,789	$ 150,716	$ 324,578	$ 309,924	$ 633,063	$ 616,084	$ 569,772
Software Subscriptions [Member]
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	159,841	138,565	311,865	279,039	573,608	540,219	492,553
Other Services [Member]
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 6,948	$ 12,151	$ 12,713	$ 30,885	$ 59,455	$ 75,865	$ 77,219